Note 8 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued salaries, wages, benefits and bonus	$ 39,988	$ 45,456	$ 65,581
Sales tax payable		4,409	877
Accrued accounting and legal fees	16,050		5,160
Customer deposit payable	8,500	580	36,540
Accrued interest	2,436	6,288	76,438
Royalty payable			262,500
Other accrued liabilities	7,983	32,997	41,860
	$ 74,957	$ 89,730	$ 488,956